Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Equipment
Schedule of equipment

	Exploration and
Cost	other equipment	Office equipment	Total
December 31, 2019	$2,219	$21	$2,240
TOML Acquisition (Note 7)	21	—	21
December 31, 2020	2,240	21	2,261
Additions	560	—	560
December 31, 2021	$2,800	$21	$2,821

Accumulated depreciation
December 31, 2019	$(371)	$(17)	$(388)
Amortization for the year	(562)	(1)	(563)
December 31, 2020	(933)	(18)	(951)
Amortization for the year	(453)	(1)	(454)
December 31, 2021	$(1,386)	$(19)	$(1,405)

Net book value
As at December 31, 2020	$1,307	$3	$1,310
As at December 31, 2021	$1,414	$2	$1,416